UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Compliance Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $2,318,396 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    68646  2423950 SH       SOLE                  2404892        0        0
ALCOA INC                      COM              013817101    84741  2379031 SH       SOLE                  2361231        0        0
AMAZON COM INC                 COM              023135106    20906   285100 SH       SOLE                   282900        0        0
AMERICAN ECOLOGY CORP          COM NEW          025533407    15008   508218 SH       SOLE                   503465        0        0
APACHE CORP                    COM              037411105    57539   413950 SH       SOLE                   410860        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     1585    16000 SH       SOLE                    16000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      383    18700 SH       SOLE                    18700        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108   123834  1453620 SH       SOLE                  1442640        0        0
BUNGE LIMITED                  COM              G16962105   101021   938069 SH       SOLE                   930999        0        0
CANADIAN NAT RES LTD           COM              136385101    94403   941680 SH       SOLE                   934360        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    90962  1379050 SH       SOLE                  1368450        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    13866   387090 SH       SOLE                   384090        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139     1748    23900 SH       SOLE                    14300        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   134914  1151240 SH       SOLE                  1142620        0        0
KBR INC                        COM              48242W106    90478  2591764 SH       SOLE                  2572564        0        0
MCDERMOTT INTL INC             COM              580037109    80230  1296340 SH       SOLE                  1296340        0        0
MONSANTO CO NEW                COM              61166W101   117941   932785 SH       SOLE                   925755        0        0
MOSAIC CO                      COM              61945A107    51949   359013 SH       SOLE                   359013        0        0
NOBLE CORPORATION              SHS              G65422100    59306   912968 SH       SOLE                   906068        0        0
NUCOR CORP                     COM              670346105    91765  1228944 SH       SOLE                  1219644        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    56452   628220 SH       SOLE                   628220        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   125169  1767170 SH       SOLE                  1751910        0        0
PLAINS EXPL& PRODTN CO         COM              726505100      987    13530 SH       SOLE                    13530        0        0
POTASH CORP SASK INC           COM              73755L107   143309   626980 SH       SOLE                   621800        0        0
PRIDE INTL INC DEL             COM              74153Q102      757    16000 SH       SOLE                    16000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100    70744   142917 SH       SOLE                   141837        0        0
SADIA S A                      SPON ADR PFD     786326108     7216   338167 SH       SOLE                   338167        0        0
SASOL LTD                      SPONSORED ADR    803866300    36847   625156 SH       SOLE                   614556        0        0
SCHLUMBERGER LTD               COM              806857108   118922  1106970 SH       SOLE                  1098230        0        0
STAR BULK CARRIERS CORP        COM              Y8162K105    22310  1892300 SH       SOLE                  1870400        0        0
SUNCOR ENERGY INC              COM              867229106    37902   652130 SH       SOLE                   639710        0        0
SYNGENTA AG                    SPONSORED ADR    87160A100      828    12800 SH       SOLE                    12800        0        0
TENARIS S A                    SPONSORED ADR    88031M109      879    11800 SH       SOLE                    11800        0        0
ULTRA PETROLEUM CORP           COM              903914109    46294   471424 SH       SOLE                   467784        0        0
UNITED STATES STL CORP NEW     COM              912909108   135170   731520 SH       SOLE                   726030        0        0
VISA INC                       COM CL A         92826C839    21718   267100 SH       SOLE                   265100        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6149   124000 SH       SOLE                   124000        0        0
WILLIAMS COS INC DEL           COM              969457100    75916  1883310 SH       SOLE                  1869210        0        0
XTO ENERGY INC                 COM              98385X106   109602  1599791 SH       SOLE                  1587721        0        0
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